Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2014	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000129315
Account Value [Line Items]
Account Value	$ 10,004	$ 12,023	$ 11,949	$ 11,888	$ 11,838	$ 11,789	$ 11,739	$ 11,704	$ 11,654	$ 11,581	$ 11,511	$ 11,452	$ 11,419	$ 11,363	$ 11,298	$ 11,270	$ 11,230	$ 11,171	$ 11,135	$ 11,113	$ 11,046	$ 11,004	$ 10,956	$ 10,933	$ 10,947	$ 10,931	$ 10,896	$ 10,920	$ 10,902	$ 10,909	$ 10,949	$ 10,958	$ 10,977	$ 10,974	$ 10,983	$ 10,992	$ 10,989	$ 10,987	$ 10,985	$ 10,993	$ 10,979	$ 10,977	$ 10,985	$ 10,982	$ 10,979	$ 10,975	$ 10,971	$ 10,966	$ 10,971	$ 10,965	$ 10,946	$ 10,926	$ 10,882	$ 10,782	$ 10,874	$ 10,858	$ 10,829	$ 10,811	$ 10,793	$ 10,773	$ 10,753	$ 10,720	$ 10,698	$ 10,664	$ 10,630	$ 10,617	$ 10,581	$ 10,559	$ 10,513	$ 10,497	$ 10,475	$ 10,463	$ 10,443	$ 10,412	$ 10,392	$ 10,383	$ 10,354	$ 10,338	$ 10,333	$ 10,319	$ 10,316	$ 10,311	$ 10,299	$ 10,297	$ 10,286	$ 10,275	$ 10,264	$ 10,253	$ 10,232	$ 10,221	$ 10,221	$ 10,201	$ 10,192	$ 10,178	$ 10,169	$ 10,160	$ 10,152	$ 10,143	$ 10,125	$ 10,118	$ 10,110	$ 10,103	$ 10,074	$ 10,067	$ 10,061	$ 10,065	$ 10,059	$ 10,055	$ 10,050	$ 10,045	$ 10,040	$ 10,035	$ 10,029	$ 10,024	$ 10,020	$ 10,025	$ 10,011	$ 10,016	$ 10,012	$ 10,008
C000198747
Account Value [Line Items]
Account Value	10,001	11,722	11,652	11,606	11,548	11,514	11,467	11,435	11,377	11,308	11,241	11,197	11,156	11,104	11,054	11,017	10,980	10,935	10,891	10,872	10,819	10,769	10,724	10,714	10,719	10,705	10,684	10,710	10,694	10,703	10,734	10,755	10,765	10,776	10,776	10,786	10,797	10,797	10,796	10,796	10,796	10,795	10,794	10,794	10,792	10,791	10,800	10,797	10,794	10,790	10,784	10,766	10,725	10,628	10,720	10,695	10,669	10,652	10,647	10,618	10,600	10,570	10,560	10,529	10,496	10,475	10,442	10,421	10,388	10,363	10,354	10,335	10,317	10,298	10,281	10,264	10,248	10,233	10,220	10,219	10,218	10,215	10,205	10,196	10,187	10,178	10,169	10,161	10,152	10,144	10,136	10,119	10,112	10,112	10,105	10,089	10,083	10,077	10,072	10,057	10,052	10,047	10,022	10,018	10,014	10,021	10,018	10,016	10,004	10,012	10,010	10,007	10,005	10,003	10,001	9,999	9,997	9,996	9,994	9,993
C000119004
Account Value [Line Items]
Account Value	10,004	12,096	12,020	11,970	11,907	11,858	11,807	11,770	11,719	11,645	11,574	11,526	11,480	11,424	11,369	11,329	11,288	11,239	11,191	11,169	11,112	11,057	11,008	10,996	10,998	10,981	10,957	10,980	10,962	10,968	10,997	11,016	11,024	11,031	11,039	11,036	11,045	11,042	11,039	11,036	11,032	11,029	11,025	11,033	11,029	11,025	11,020	11,015	11,009	11,002	10,993	10,973	10,928	10,826	10,918	10,890	10,860	10,841	10,832	10,801	10,780	10,757	10,734	10,700	10,665	10,640	10,615	10,591	10,545	10,528	10,506	10,494	10,473	10,442	10,421	10,412	10,383	10,366	10,349	10,346	10,341	10,335	10,322	10,309	10,297	10,285	10,273	10,262	10,250	10,240	10,228	10,208	10,198	10,195	10,185	10,166	10,157	10,148	10,140	10,122	10,114	10,106	10,078	10,071	10,064	10,068	10,062	10,057	10,042	10,047	10,042	10,036	10,031	10,026	10,021	10,017	10,012	10,007	10,003	9,998
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,110	11,727	11,459	11,352	11,162	11,452	11,347	11,510	11,541	11,116	10,634	10,805	11,086	11,158	11,165	11,205	11,329	11,260	10,982	11,273	10,937	10,986	10,596	10,735	11,220	11,547	11,271	11,451	11,377	11,826	12,164	12,301	12,572	12,604	12,567	12,571	12,681	12,705	12,564	12,477	12,436	12,338	12,495	12,678	12,769	12,752	12,628	12,684	12,691	12,795	12,606	12,527	12,469	12,251	12,324	12,106	11,878	11,886	11,892	11,856	11,920	11,619	11,593	11,449	11,250	11,247	11,035	11,041	10,925	10,728	10,664	10,749	10,819	10,750	10,747	10,761	10,684	10,764	10,696	10,798	10,924	10,874	10,888	10,882	10,934	10,837	10,790	10,801	10,719	10,636	10,642	10,571	10,550	10,535	10,791	10,874	10,880	10,893	10,824	10,633	10,630	10,590	10,494	10,420	10,278	10,311	10,339	10,337	10,268	10,282	10,211	10,324	10,349	10,386	10,338	10,436	10,222	10,212	10,140	10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,110	11,727	11,459	11,352	11,162	11,452	11,347	11,510	11,541	11,116	10,634	10,805	11,086	11,158	11,165	11,205	11,329	11,260	10,982	11,273	10,937	10,986	10,596	10,735	11,220	11,547	11,271	11,451	11,377	11,826	12,164	12,301	12,572	12,604	12,567	12,571	12,681	12,705	12,564	12,477	12,436	12,338	12,495	12,678	12,769	12,752	12,628	12,684	12,691	12,795	12,606	12,527	12,469	12,251	12,324	12,106	11,878	11,886	11,892	11,856	11,920	11,619	11,593	11,449	11,250	11,247	11,035	11,041	10,925	10,728	10,664	10,749	10,819	10,750	10,747	10,761	10,684	10,764	10,696	10,798	10,924	10,874	10,888	10,882	10,934	10,837	10,790	10,801	10,719	10,636	10,642	10,571	10,550	10,535	10,791	10,874	10,880	10,893	10,824	10,633	10,630	10,590	10,494	10,420	10,278	10,311	10,339	10,337	10,268	10,282	10,211	10,324	10,349	10,386	10,338	10,436	10,222	10,212	10,140	10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,110	$ 11,727	$ 11,459	$ 11,352	$ 11,162	$ 11,452	$ 11,347	$ 11,510	$ 11,541	$ 11,116	$ 10,634	$ 10,805	$ 11,086	$ 11,158	$ 11,165	$ 11,205	$ 11,329	$ 11,260	$ 10,982	$ 11,273	$ 10,937	$ 10,986	$ 10,596	$ 10,735	$ 11,220	$ 11,547	$ 11,271	$ 11,451	$ 11,377	$ 11,826	$ 12,164	$ 12,301	$ 12,572	$ 12,604	$ 12,567	$ 12,571	$ 12,681	$ 12,705	$ 12,564	$ 12,477	$ 12,436	$ 12,338	$ 12,495	$ 12,678	$ 12,769	$ 12,752	$ 12,628	$ 12,684	$ 12,691	$ 12,795	$ 12,606	$ 12,527	$ 12,469	$ 12,251	$ 12,324	$ 12,106	$ 11,878	$ 11,886	$ 11,892	$ 11,856	$ 11,920	$ 11,619	$ 11,593	$ 11,449	$ 11,250	$ 11,247	$ 11,035	$ 11,041	$ 10,925	$ 10,728	$ 10,664	$ 10,749	$ 10,819	$ 10,750	$ 10,747	$ 10,761	$ 10,684	$ 10,764	$ 10,696	$ 10,798	$ 10,924	$ 10,874	$ 10,888	$ 10,882	$ 10,934	$ 10,837	$ 10,790	$ 10,801	$ 10,719	$ 10,636	$ 10,642	$ 10,571	$ 10,550	$ 10,535	$ 10,791	$ 10,874	$ 10,880	$ 10,893	$ 10,824	$ 10,633	$ 10,630	$ 10,590	$ 10,494	$ 10,420	$ 10,278	$ 10,311	$ 10,339	$ 10,337	$ 10,268	$ 10,282	$ 10,211	$ 10,324	$ 10,349	$ 10,386	$ 10,338	$ 10,436	$ 10,222	$ 10,212	$ 10,140	$ 10,042
BlackRock Short Obligations Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Short Obligations Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Short Obligations Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index